Annual Total Returns - Fidelity Advisor Growth and Income Fund [BarChart] - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-11 - Fidelity Advisor Growth and Income Fund - Fidelity Advisor Growth and Income Fund-Class A
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	18.05%
Annual Return 2013	33.01%
Annual Return 2014	9.95%
Annual Return 2015	(2.58%)
Annual Return 2016	15.60%
Annual Return 2017	16.58%
Annual Return 2018	(9.45%)
Annual Return 2019	30.16%
Annual Return 2020	7.24%
Annual Return 2021	25.37%